Document and Entity Information	12 Months Ended
Sep. 21, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	ING MUTUAL FUNDS
Central Index Key	0000895430
Amendment Flag	false
Document Creation Date	Sep 21, 2012
Document Effective Date	Sep 21, 2012
Prospectus Date	Feb 29, 2012

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 29, 2012;

to ING Global Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented August 21, 2012; and

to ING International Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented April 1, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

ING Global Value Choice Fund

1.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       All references to “ING Global Value Choice Fund” are hereby deleted and replaced with “ING International Value Equity Fund.”

b.                                      The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

c.                                       The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.  The Fund will provide shareholders with 60 days’ prior notice of any change in this investment policy.  The Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

d.                                      The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.88	0.88	0.88	0.88	0.88
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.20	0.20	0.20	0.10	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.44	2.19	2.19	1.09	1.19
Waivers and Reimbursements(4)%		(0.08)	(0.08)	(0.08)	None	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.09	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	997	1,309	2,194
B	Sold	$714	977	1,367	2,328
	Held	$214	677	1,167	2,328
C	Sold	$314	677	1,167	2,517
	Held	$214	677	1,167	2,517
I	Sold or Held	$111	347	601	1,329
W	Sold or Held	$113	370	647	1,436

c.                                       The table and accompanying footnotes in the subsection entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class A before taxes %	(15.07)	4.95	5.91		04/19/93
After tax on distributions %	(17.00)	4.37	5.61		–
After tax on distributions with sale %	(8.44)	4.11	5.12		–
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class B before taxes %	(14.62)	5.08	5.80		05/31/95
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class C before taxes %	(11.41)	5.41	5.80		04/19/93
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class I before taxes %	(9.60)	6.60	7.91		09/06/06
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	(2.62	)(3)	–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	0.02	(3)	–
Class W before taxes %	(9.69)	10.70	N/A		06/01/09
MSCI EAFE® Index(1),(2)%	(12.14)	5.53 (3)	N/A		–
MSCI ACW Index SM (1),(2)%	(7.35)	10.03 (3)	N/A		–

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)          On November 30, 2012, the Fund changed its primary benchmark from the MSCI ACW IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)          Reflects index performance since the date closest to the Class’ inception for which data is available.

ING International Value Choice Fund

3.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                      The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund). If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2012. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING Global Value Choice Fund (to be renamed ING International Value Equity Fund), please contact a Shareholder Services representative at (800) 992-0180.

c.                                       The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

4.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.47	0.47	0.47	0.28	0.47
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.83	2.58	2.58	1.39	1.58
Waivers and Reimbursements(4)%		(0.47)	(0.47)	(0.47)	(0.28)	(0.47)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.11	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014. There is no guarantee the additional expense limitation will continue after March 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	1,074	1,467	2,563
B	Sold	$714	1,058	1,528	2,696
	Held	$214	758	1,328	2,696
C	Sold	$314	758	1,328	2,880
	Held	$214	758	1,328	2,880
I	Sold or Held	$113	412	734	1,644
W	Sold or Held	$113	453	816	1,839

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	imf5_SupplementTextBlock

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 29, 2012;

to ING Global Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented August 21, 2012; and

to ING International Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented April 1, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

ING Global Value Choice Fund

1.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       All references to “ING Global Value Choice Fund” are hereby deleted and replaced with “ING International Value Equity Fund.”

b.                                      The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

c.                                       The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.  The Fund will provide shareholders with 60 days’ prior notice of any change in this investment policy.  The Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

d.                                      The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.88	0.88	0.88	0.88	0.88
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.20	0.20	0.20	0.10	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.44	2.19	2.19	1.09	1.19
Waivers and Reimbursements(4)%		(0.08)	(0.08)	(0.08)	None	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.09	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	997	1,309	2,194
B	Sold	$714	977	1,367	2,328
	Held	$214	677	1,167	2,328
C	Sold	$314	677	1,167	2,517
	Held	$214	677	1,167	2,517
I	Sold or Held	$111	347	601	1,329
W	Sold or Held	$113	370	647	1,436

c.                                       The table and accompanying footnotes in the subsection entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class A before taxes %	(15.07)	4.95	5.91		04/19/93
After tax on distributions %	(17.00)	4.37	5.61		–
After tax on distributions with sale %	(8.44)	4.11	5.12		–
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class B before taxes %	(14.62)	5.08	5.80		05/31/95
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class C before taxes %	(11.41)	5.41	5.80		04/19/93
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class I before taxes %	(9.60)	6.60	7.91		09/06/06
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	(2.62	)(3)	–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	0.02	(3)	–
Class W before taxes %	(9.69)	10.70	N/A		06/01/09
MSCI EAFE® Index(1),(2)%	(12.14)	5.53 (3)	N/A		–
MSCI ACW Index SM (1),(2)%	(7.35)	10.03 (3)	N/A		–

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)          On November 30, 2012, the Fund changed its primary benchmark from the MSCI ACW IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)          Reflects index performance since the date closest to the Class’ inception for which data is available.

ING International Value Choice Fund

3.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                      The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund). If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2012. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING Global Value Choice Fund (to be renamed ING International Value Equity Fund), please contact a Shareholder Services representative at (800) 992-0180.

c.                                       The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

4.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.47	0.47	0.47	0.28	0.47
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.83	2.58	2.58	1.39	1.58
Waivers and Reimbursements(4)%		(0.47)	(0.47)	(0.47)	(0.28)	(0.47)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.11	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014. There is no guarantee the additional expense limitation will continue after March 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	1,074	1,467	2,563
B	Sold	$714	1,058	1,528	2,696
	Held	$214	758	1,328	2,696
C	Sold	$314	758	1,328	2,880
	Held	$214	758	1,328	2,880
I	Sold or Held	$113	412	734	1,644
W	Sold or Held	$113	453	816	1,839

ING Global Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imf5_SupplementTextBlock

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 29, 2012;

to ING Global Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented August 21, 2012; and

to ING International Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented April 1, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

ING Global Value Choice Fund

1.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       All references to “ING Global Value Choice Fund” are hereby deleted and replaced with “ING International Value Equity Fund.”

b.                                      The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business on November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions which will likely cause an increase in the Fund’s portfolio turnover rate. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

c.                                       The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities.  The Fund will provide shareholders with 60 days’ prior notice of any change in this investment policy.  The Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

d.                                      The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

2.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	0.88	0.88	0.88	0.88	0.88
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.20	0.20	0.20	0.10	0.20
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.44	2.19	2.19	1.09	1.19
Waivers and Reimbursements(4)%		(0.08)	(0.08)	(0.08)	None	(0.08)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.09	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          Effective November 30, 2012, the adviser is contractually obligated to limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	997	1,309	2,194
B	Sold	$714	977	1,367	2,328
	Held	$214	677	1,167	2,328
C	Sold	$314	677	1,167	2,517
	Held	$214	677	1,167	2,517
I	Sold or Held	$111	347	601	1,329
W	Sold or Held	$113	370	647	1,436

c.                                       The table and accompanying footnotes in the subsection entitled “Performance Information – Average Annual Total Returns” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Average Annual Total Returns %

(for the periods ended December 31, 2011)

	1 Yr	5 Yrs (or since inception)	10 Yrs (or since inception)		Inception Date
Class A before taxes %	(15.07)	4.95	5.91		04/19/93
After tax on distributions %	(17.00)	4.37	5.61		–
After tax on distributions with sale %	(8.44)	4.11	5.12		–
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class B before taxes %	(14.62)	5.08	5.80		05/31/95
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class C before taxes %	(11.41)	5.41	5.80		04/19/93
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	4.67		–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	4.24		–
Class I before taxes %	(9.60)	6.60	7.91		09/06/06
MSCI EAFE® Index(1),(2)%	(12.14)	(4.72)	(2.62	)(3)	–
MSCI ACW Index SM (1),(2)%	(7.35)	(1.93)	0.02	(3)	–
Class W before taxes %	(9.69)	10.70	N/A		06/01/09
MSCI EAFE® Index(1),(2)%	(12.14)	5.53 (3)	N/A		–
MSCI ACW Index SM (1),(2)%	(7.35)	10.03 (3)	N/A		–

(1)          The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.

(2)          On November 30, 2012, the Fund changed its primary benchmark from the MSCI ACW IndexSM to the MSCI EAFE® Index because the MSCI EAFE® Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.

(3)          Reflects index performance since the date closest to the Class’ inception for which data is available.

ING International Value Choice Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	imf5_SupplementTextBlock

ING MUTUAL FUNDS

ING Global Value Choice Fund

ING International Value Choice Fund

 (each a “Fund” and collectively the “Funds”)

Supplement dated September 21, 2012

to the Funds’ Class A, Class B, Class C, Class I, and

Class W Prospectus dated February 29, 2012;

to ING Global Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented August 21, 2012; and

to ING International Value Choice Fund’s

Class A, Class B, Class C, Class I, and Class W

Summary Prospectus dated February 29, 2012,

as supplemented April 1, 2012

(each a “Prospectus” and collectively “Prospectuses”)

On September 6, 2012, the Funds’ Board of Trustees (“Board”) approved a change with respect to each Fund’s sub-adviser from Tradewinds Global Investors, LLC to ING Investment Management Co. LLC (“ING IM”) with related changes to each Fund’s principal investment strategies, and expense structure. The Board also approved changing the name of ING Global Value Choice Fund to ING International Value Equity Fund. From the close of business on November 13, 2012 through the close of business on November 30, 2012, the Funds will be in a “transition period” during which time a transition manager will sell all or most of their holdings and may hold a large portion of a Fund’s assets in temporary investments. During this time, the Funds may not be pursuing their respective investment objectives and strategies, and limitation on permissible investments and investment restrictions will not apply. The sales and purchases of securities during the transition period are expected to result in significant buy and sell transactions. Such transactions may be made at a disadvantageous time and may result in the realization of taxable gains or losses for the Funds resulting in taxable distributions to the Funds’ shareholders. In addition, these transactions will also result in transactional costs, which are ultimately borne by each Fund’s shareholders. Effective on or about November 30, 2012, ING IM will begin managing the Funds under interim sub-advisory agreements. The interim sub-advisory agreements may be in effect up to 150 days.  Shareholder meetings will be held to approve each Fund’s new permanent sub-advisory agreement. In conjunction with the change to the Funds’ sub-adviser, Emily Alejos and Andrew Thelen will be replaced as co-portfolio managers for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) and Peter Boardman will be replaced as portfolio manager for ING International Value Choice Fund.  Martin Jansen, David Rabinowitz, and Joseph Vultaggio will be the portfolio managers for both Funds.

In addition, the Funds’ Board approved a proposal to reorganize ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) (the “Merger”).  Effective November 30, 2012, each Fund will have the same sub-adviser and substantially similar principal investment strategies.

The proposal for each Fund to enter into new permanent sub-advisory agreements with ING IM requires approval by each Fund’s shareholders. In addition, the Merger proposal requires approval by ING International Value Choice Fund’s shareholders.  A proxy statement detailing the proposal for a new permanent sub-advisory agreement for ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to be mailed to the Fund’s shareholders on or about January 17, 2013, and a shareholder meeting for the Fund is expected to be held on or about March 12, 2013.  A proxy statement/prospectus detailing the proposal for a new permanent sub-advisory agreement and the Merger proposal for ING International Value Choice Fund is expected to be mailed to the Fund’s shareholders on or about January 25, 2013, and a shareholder meeting for the Fund is scheduled to be held on or about March 14, 2013. The Funds will notify shareholders if shareholder approval of the proposals is not obtained. If shareholder approval of the proposals is obtained, ING Global Value Choice Fund (to be renamed ING International Value Choice Fund) will have a new permanent sub-advisory agreement with ING IM effective on or about March 12, 2013, and ING International Value Choice Fund will have a new permanent sub-advisory agreement with ING IM which will be effective on or about March 14, 2013. The Merger of ING International Value Choice Fund with and into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund) is expected to take place on or about March 23, 2013 (“Closing Date”).  Last, any contingent deferred sales charge (“CDSC”) that would be applicable on a redemption of ING International Value Choice Fund’s shares or on a redemption of ING Global Value Choice Fund’s (to be renamed ING International Value Equity Fund) shares acquired as result of the Merger shall be waived from December 14, 2012, (“Record Date”) through and until thirty (30) days following the Closing Date.

ING International Value Choice Fund

3.                                       Effective close of business on November 13, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The subsection entitled “Fees and Expenses of the Fund – Portfolio Turnover” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Portfolio Turnover % of average value of portfolio

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

At the close of business on November 13, 2012, Tradewinds Global Investors, LLC will be terminated as sub-adviser to the Fund.  On November 30, 2012, ING Investment Management Co. LLC will begin managing the Fund.  During the period from the close of business November 13, 2012 through the close of business November 30, 2012, the Fund is in a transition period which will result in significant buy and sell transactions. These transactions could result in the realization of taxable gains or losses for the Fund resulting in taxable distributions to the Fund’s shareholders.  In addition, these transactions will result in transaction costs which will be borne by the shareholders.

b.                                      The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 65% of its net assets in equity securities of companies located in a number of different countries outside of the United States. The Fund invests primarily in companies with a large market capitalization, but may also invest in small- and mid-sized companies. The Fund generally invests in common and preferred stocks, warrants, and convertible securities. The Fund may invest in companies located in countries with emerging securities markets when the sub-adviser (“Sub-Adviser”) believes they present attractive investment opportunities. The Fund may invest in government debt securities of developed foreign countries. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade government and corporate debt securities.

The Fund may invest in derivative instruments including futures, options, and swaps.  The Fund typically uses derivatives to hedge against currency risk and for purposes of maintaining equity market exposure on its cash balance.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

The Sub-Adviser primarily uses a bottom-up fundamental analysis to identify stocks which it believes offer good value relative to their peers in the same industry, sector, or region. It also uses a top-down analysis to identify important themes or issues which may affect the investment environment in certain regions or sectors and to estimate regional market risks. In conducting its fundamental analysis, the Sub-Adviser focuses on various factors including valuation of the companies, catalysts to stock price appreciation, quality of management, and financial measures, especially cash flow and cash flow return on capital.

The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1/3% of its total assets.

Pending Merger - On September 6, 2012, the Fund’s Board of Trustees approved a proposal to reorganize the Fund into ING Global Value Choice Fund (to be renamed ING International Value Equity Fund). If shareholder approval is obtained, it is expected that the reorganization will take place on or about March 23, 2012. The Fund may engage in transition management techniques prior to the closing of the reorganization during which time the Fund may not pursue its investment objective and investment strategies. Shareholders will be notified if the reorganization is not approved.  After the reorganization you will hold shares of ING International Value Equity Fund. For more information regarding ING Global Value Choice Fund (to be renamed ING International Value Equity Fund), please contact a Shareholder Services representative at (800) 992-0180.

c.                                       The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

PRINCIPAL RISKS

You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company. The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities. Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit. Prices of bonds and other debt securities can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.

Currency. To the extent that the Fund invests directly in foreign currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets. Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate. With bonds and other fixed rate debt securities, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the security, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk.

Liquidity. If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market. Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods.

Market Capitalization. Stocks fall into three broad market capitalization categories - large, mid, and small. Investing primarily in one category carries the risk that, due to current market conditions, that category may be out of favor with investors. If valuations of large-capitalization companies appear to be greatly out of proportion to the valuations of mid- or small-capitalization companies, investors may migrate to the stocks of mid- and small-sized companies causing the Fund that invests in these companies to increase in value more rapidly than a fund that invests in larger, fully-valued companies.  Investing in mid- and small-capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of mid- and small-capitalization companies may decline significantly in market downturns.

Other Investment Companies. The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Sovereign Debt. These securities are issued or guaranteed by foreign government entities. Investments in sovereign debt are subject to the risk that a government entity may delay payment, restructure its debt, or refuse to pay interest or repay principal on its sovereign debt. Some of these reasons may include cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of its debt position to its economy or its failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a government entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay or bankruptcy proceeding by which all or part of sovereign debt that a government entity has not repaid may be collected.

U.S. Government Securities and Obligations. U.S. government securities are obligations of, or guaranteed by, the U.S. government, its agencies or government-sponsored enterprises. U.S. government securities are subject to market and interest rate risk, and may be subject to varying degrees of credit risk.

Value Investing. Securities that appear to be undervalued may never appreciate to the extent expected. Further, because the prices of value-oriented securities tend to correlate more closely with economic cycles than growth-oriented securities, they generally are more sensitive to changing economic conditions, such as changes in interest rates, corporate earnings and industrial production.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

4.                                       Effective November 30, 2012, the Fund’s Prospectuses are hereby revised as follows:

a.                                       The table and accompanying footnotes in the subsection entitled “Fees and Expenses of the Fund – Annual Fund Operating Expenses” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Annual Fund Operating Expenses(2)

Expenses you pay each year as a % of the value of your investment

Class		A	B	C	I	W
Management Fees	%	1.00	1.00	1.00	1.00	1.00
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	1.00	None	None
Administrative Services Fees	%	0.10	0.10	0.10	0.10	0.10
Other Expenses	%	0.47	0.47	0.47	0.28	0.47
Acquired Fund Fees and Expenses	%	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses(3)%		1.83	2.58	2.58	1.39	1.58
Waivers and Reimbursements(4)%		(0.47)	(0.47)	(0.47)	(0.28)	(0.47)
Total Annual Fund Operating Expenses after Waivers and Reimbursements	%	1.36	2.11	2.11	1.11	1.11

(1)          A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

(2)          Expense ratios have been adjusted to reflect current contractual rates.

(3)          Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

(4)          The adviser is contractually obligated to limit expenses to 1.70%, 2.45%, 2.45%, 1.45%, and 1.45% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2013. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, effective November 30, 2012, the adviser is contractually obligated to further limit expenses to 1.35%, 2.10%, 2.10%, 1.10%, and 1.10% for Class A, Class B, Class C, Class I, and Class W shares, respectively, through March 1, 2014. There is no guarantee the additional expense limitation will continue after March 1, 2014 and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. Finally, the adviser is contractually obligated to waive 0.10% of the management fee through March 1, 2013. There is no guarantee that the management fee waiver will continue after March 1, 2013. The management fee waiver will continue only if the adviser elects to renew it.

b.                                      The table in the subsection entitled “Fees and Expenses of the Fund – Expense Examples” of the Fund’s Prospectuses is hereby deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$706	1,074	1,467	2,563
B	Sold	$714	1,058	1,528	2,696
	Held	$214	758	1,328	2,696
C	Sold	$314	758	1,328	2,880
	Held	$214	758	1,328	2,880
I	Sold or Held	$113	412	734	1,644
W	Sold or Held	$113	453	816	1,839

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Sep 21, 2012